Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Adjustable Rate Securities Trust
Prospectus Date	rr_ProspectusDate	Oct. 31, 2024
Federated Hermes Adjustable Rate Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary InformationFederated Hermes Adjustable Rate Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to provide current income consistent with minimal volatility of principal.
Expense [Heading]	rr_ExpenseHeading	RISK/RETURN SUMMARY: FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold and sell Class A Shares (A) or Institutional Shares (IS) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes of Federated Hermes Funds. More information about these and other discounts is available from your financial professional, in the “What Do Shares Cost?” section of the Prospectus on page 12 and in “Appendix B” to this Prospectus.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in certain classes of Federated Hermes Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.The Example assumes that you invest $10,000 for the time periods indicated and then redeem or hold all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same. The Example does not reflect sales charges (loads) on reinvested dividends. If these sales charges (loads) were included, your costs would be higher. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCEWhat are the Fund’s Main Investment Strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is intended to provide investment income from securities paying interest at rates that increase or decrease in response to changes in market interest rates. The Fund’s overall strategy is, therefore, to invest in a portfolio of adjustable-rate securities, including adjustable-rate, mortgage-backed securities (ARMs) and floating-rate, collateralized mortgage obligations (CMOs) issued or guaranteed by U.S. government agencies and government sponsored enterprises (GSEs). As a fundamental investment policy, the Fund invests at least 65% of the value of its total assets in a professionally managed portfolio of U.S. government securities consisting primarily of adjustable and floating rate mortgage securities which are issued or guaranteed by the U.S. government, its agencies or instrumentalities.The Fund may also invest in ARMs and floating-rate CMOs that are not issued or guaranteed by a GSE but that are rated by a nationally recognized statistical rating organization (NRSRO) in one of its two highest rating categories. Under normal circumstances, the Fund may also invest up to 20% of its assets in fixed-rate, mortgage-backed securities and other fixed-rate securities. The Fund’s investment strategy will depend primarily on the types of ARMs and CMOs available in the market and may include mortgage-backed securities involving residential and commercial properties.Certain of the government securities in which the Fund invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Fund may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”). Finally the Fund may invest in certain government securities that have no explicit financial support, but which are regarded as having implied support because the federal government sponsors their activities.The Fund invests in overnight repurchase agreements in order to maintain sufficient cash to pay for daily net redemptions and portfolio transactions.The Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in adjustable rate securities. The Fund will notify shareholders at least 60 days in advance of any change in its investment policy that would enable the Fund to invest, under normal circumstances, less than 80% of its net assets (plus any borrowings for investment purposes) in adjustable rate securities. For purposes of this limitation, an adjustable rate security includes any fixed-income security that requires periodic changes in its interest rate based upon changes in a recognized index interest rate or another method of determining prevailing interest rates.
Risk [Heading]	rr_RiskHeading	What are the Main Risks of Investing in the Fund?
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective at the open of business on July 28, 2022, the Fund’s Service Shares (SS) were re-designated as Class A Shares (A). The total returns shown below for the A class between the period of August 5, 2019 and July 27, 2022 reflect the total returns of the SS class. Prior to August 5, 2019, the total returns shown below for the A class reflect the total returns of the Fund’s former Institutional Shares (IS), which were re-designated SS class. The total returns for the SS class would be the same as the A shares over the same period because the classes have the same expenses. The total returns for the former IS class would be substantially similar to the annual returns for the A class over the same period because the classes are invested in the same portfolio of securities and differ only to the extent that the two classes do not have the same expenses. The Fund’s current IS class commenced operations on August 5, 2019. The expenses of the current IS class are lower than those of the A class and, therefore, the financial performance of the two share classes will differ accordingly.The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance is also compared to a secondary index to show how the Fund’s performance compares with the returns of an index with similar investments.The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-341-7400
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	FederatedHermes.com/us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Federated Hermes Adjustable Rate Fund – A Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.The Fund’s A class total return for the six-month period from January 1, 2024 to June 30, 2024, was 2.71%.Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 2.66% (quarter ended December 31, 2023). Its lowest quarterly return was (1.19)% (quarter ended March 31, 2020).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for A class, and after-tax returns for the Fund’s IS class will differ from those shown for the A class.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	As stated above, effective at the open of business on July 28, 2022, the Fund’s SS class was re-designated as the A class. The performance information shown below for the Fund’s A class between the period of August 5, 2019 and July 27, 2022, reflects the performance of the SS class. Prior to August 5, 2019, performance information is from the Fund’s former Institutional Shares, which were re-designated as SS class. The performance of the A class has not been adjusted to reflect the expenses applicable to the SS class since the Class A shares are anticipated to charge the same expense ratio as the SS class. The performance of the A class has been adjusted though to reflect the difference in sales charges imposed on the purchase of the Fund’s A and SS classes of shares.The Fund’s current IS class commenced operations on August 5, 2019. For the periods prior to commencement of operations of the Fund’s current IS class, the performance information shown below is for the Fund’s A class. The performance of the Fund’s current IS class has not been adjusted since the current IS class has a lower expense ratio than the expense ratio of the A class.In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for the Fund’s IS class will differ from those shown for the A class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.(For the Period Ended December 31, 2023)
Fee Waiver Or Reimbursement Over Assets, Later Of Termination Or Next Effective Prospectus	farst_FeeWaiverOrReimbursementOverAssetsLaterOfTerminationOrNextEffectiveProspectus	up to but not including the later of (the “Termination Date”): (a) November 1, 2025; or (b) the date of the Fund’s next effective Prospectus.
Federated Hermes Adjustable Rate Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Federated Hermes Adjustable Rate Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk Closing [Text Block]	rr_RiskClosingTextBlock	The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Federated Hermes Adjustable Rate Fund | Interest Rate Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the duration of a fixed-income security, the more susceptible it is to interest rate risk. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates.
Federated Hermes Adjustable Rate Fund | Prepayment and Extension Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Prepayment and Extension Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities. Should interest rates move in such a manner that the available market mortgage rate significantly exceeds the borrower’s loan rate, homeowners are less likely to prepay their mortgages. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security, and the price of mortgage-backed securities may decrease more than the price of other fixed-income securities.
Federated Hermes Adjustable Rate Fund | Credit Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Credit Risk. It is possible that interest or principal on securities will not be paid when due. Such non-payment or default may reduce the value of the Fund’s portfolio holdings, its share price and its performance.
Federated Hermes Adjustable Rate Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk. Counterparty risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
Federated Hermes Adjustable Rate Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk. The non-government, mortgage-backed securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities.
Federated Hermes Adjustable Rate Fund | MBS Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	MBS Risk. A rise in interest rates may cause the value of MBS held by the Fund to decline. Certain MBS issued by GSEs are not backed by the full faith and credit of the U.S. government. A non-agency MBS is subject to the risk that the value of such security will decline, because the security is not issued or guaranteed as to principal or interest by the U.S. government or a GSE. These securities may have exposure to borrowers with weakened credit histories, increasing the potential for default (subprime risk). The Fund’s investments in collateralized mortgage obligations (CMOs) may entail greater market, prepayment and liquidity risks than other MBS. The liquidity of non-agency MBS and CMOs may also vary dramatically over time.
Federated Hermes Adjustable Rate Fund | Risk Related to the Economy [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk Related to the Economy. The value of the Fund’s portfolio may decline in tandem with a drop in the overall value of the markets in which the Fund invests and/or other markets. Economic, political and financial conditions, industry or economic trends and developments or public health risks, such as epidemics or pandemics, may, from time to time, and for varying periods of time, cause the Fund to experience volatility, illiquidity, shareholder redemptions or other potentially adverse effects.
Federated Hermes Adjustable Rate Fund | Technology Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Technology Risk. The Adviser uses various technologies in managing the Fund, consistent with its investment objective(s) and strategy described in this Prospectus. For example, proprietary and third-party data and systems are utilized to support decision-making for the Fund. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively affect Fund performance.
Federated Hermes Adjustable Rate Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 186
3 Years	rr_ExpenseExampleYear03	369
5 Years	rr_ExpenseExampleYear05	567
10 Years	rr_ExpenseExampleYear10	$ 1,138
2014	rr_AnnualReturn2014	0.78%
2015	rr_AnnualReturn2015	(0.32%)
2016	rr_AnnualReturn2016	0.26%
2017	rr_AnnualReturn2017	0.67%
2018	rr_AnnualReturn2018	1.66%
2019	rr_AnnualReturn2019	2.54%
2020	rr_AnnualReturn2020	0.96%
2021	rr_AnnualReturn2021	(0.25%)
2022	rr_AnnualReturn2022	(1.98%)
2023	rr_AnnualReturn2023	5.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's A class total return for the six-month period
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.19%)
1 Year	rr_AverageAnnualReturnYear01	4.06%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	0.82%
Federated Hermes Adjustable Rate Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.31%
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	192
5 Years	rr_ExpenseExampleYear05	335
10 Years	rr_ExpenseExampleYear10	$ 750
1 Year	rr_AverageAnnualReturnYear01	5.32%
5 Years	rr_AverageAnnualReturnYear05	1.44%
10 Years	rr_AverageAnnualReturnYear10	1.02%
Federated Hermes Adjustable Rate Fund | Return After Taxes on Distributions | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.07%
5 Years	rr_AverageAnnualReturnYear05	0.23%
10 Years	rr_AverageAnnualReturnYear10	0.23%
Federated Hermes Adjustable Rate Fund | Return After Taxes on Distributions and Sale of Fund Shares | A
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.37%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	0.37%
Federated Hermes Adjustable Rate Fund | Bloomberg US Aggregate Bond Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.53%	[3]
5 Years	rr_AverageAnnualReturnYear05	1.10%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.81%	[3]
Federated Hermes Adjustable Rate Fund | ICE BofA 1-Year US Treasury Note Index(reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.73%	[4]
5 Years	rr_AverageAnnualReturnYear05	1.65%	[4]
10 Years	rr_AverageAnnualReturnYear10	1.17%	[4]

[1]	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s A and IS (after the voluntary waivers and/or reimbursements) will not exceed 0.55% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2025; or (b) the date of the Fund’s next effective Prospectus.While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
[2]	The Fund may incur and pay certain service fees (shareholder services/account administration fees) on its IS class of up to a maximum of 0.25%. No such fee is currently anticipated to be incurred and paid by the IS class of the Fund. The IS class of the Fund will not incur and pay such fees until such time as approved by the Fund’s Board of Trustees (the “Trustees”).
[3]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index. The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate, taxable bond market, including Treasuries, government-related and corporate securities, fixed-rate agency mortgage-backed securities, asset-backed securities and commercial mortgage-backed securities.
[4]	The ICE BofA 1-Year US Treasury Note Index is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.